Retirement Plans	12 Months Ended
Sep. 30, 2013
Compensation and Retirement Disclosure [Abstract]
Retirement Plans
RETIREMENT PLANS

Retirement plans expense includes the following components:

	U.S. Plans			Non-U.S. Plans
	2011	2012	2013	2011	2012	2013
Defined benefit plans:
Service cost (benefits earned during the period)	$52	55	70	30	27	31
Interest cost	172	172	167	50	50	46
Expected return on plan assets	(279)	(275)	(280)	(49)	(43)	(50)
Net amortization and other	147	168	226	22	19	18
Net periodic pension expense	92	120	183	53	53	45
Defined contribution plans	98	103	113	50	59	63
Total retirement plans expense	$190	223	296	103	112	108

For defined contribution plans, the Company's obligation is to make cash contributions based on plan requirements, which are expensed as incurred. The Company has two small businesses that participate in multiemployer pension plans. Such participation is insignificant individually and in total. Cash contributed was inconsequential in all years. The Company could potentially incur immaterial liabilities upon withdrawal from these plans, although it has no intention to do so. Additionally, as with participation in any multiemployer plan, there is a theoretical but remote possibility the Company could incur material liabilities should all other participating employers be unable to fund their obligations.

Reconciliations of the actuarial present value of the projected benefit obligations and of the fair value of plan assets for defined benefit pension plans follow:

	U.S. Plans		Non-U.S. Plans
	2012	2013	2012	2013
Projected benefit obligation, beginning	$3,644	4,203	960	1,143
Service cost	55	70	27	31
Interest cost	172	167	50	46
Actuarial (gain) loss	502	(403)	137	85
Benefits paid	(173)	(176)	(41)	(46)
Foreign currency translation and other	3	2	10	10
Projected benefit obligation, ending	$4,203	3,863	1,143	1,269

Fair value of plan assets, beginning	$3,182	3,719	690	809
Actual return on plan assets	595	454	100	86
Employer contributions	113	113	50	47
Benefits paid	(173)	(176)	(41)	(46)
Foreign currency translation and other	2	2	10	3
Fair value of plan assets, ending	$3,719	4,112	809	899

Net amount recognized in the balance sheet	$(484)	249	(334)	(370)

Amounts recognized in the balance sheet:
Noncurrent asset	$—	435	4	3
Current liability	$(9)	(10)	(8)	(10)
Noncurrent liability	$(475)	(176)	(330)	(363)
Pretax accumulated other comprehensive loss	$(1,674)	(871)	(308)	(343)

Approximately $171 of the $1,214 of pretax losses deferred in accumulated other comprehensive income at September 30, 2013, will be amortized to expense in 2014. As of September 30, 2013, retirement plans in total were underfunded by $121, which includes $368 of unfunded plans.

As of the plans' September 30, 2013 and 2012 measurement dates, the total accumulated benefit obligation was $4,782 and $5,010, respectively. Also, as of the plans' respective measurement dates, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets for retirement plans with accumulated benefit obligations in excess of plan assets were $978, $887 and $464, respectively, for 2013, and $4,763, $4,504 and $3,947, respectively, for 2012.

Future benefit payments by U.S. plans are estimated to be $189 in 2014, $198 in 2015, $208 in 2016, $217 in 2017, $226 in 2018 and $1,256 in total over the five years 2019 through 2023. Based on foreign currency exchange rates as of September 30, 2013, future benefit payments by non-U.S. plans are estimated to be $51 in 2014, $51 in 2015, $55 in 2016, $56 in 2017, $58 in 2018 and $341 in total over the five years 2019 through 2023. The Company expects to contribute approximately $145 to its retirement plans in 2014.

The weighted-average assumptions used in the valuation of pension benefits were as follows:

	U.S. Plans			Non-U.S. Plans
	2011	2012	2013	2011	2012	2013
Net pension expense:
Discount rate	5.00%	4.75%	4.00%	4.6%	5.2%	4.1%
Expected return on plan assets	8.00%	7.75%	7.75%	5.9%	5.9%	5.5%
Rate of compensation increase	3.00%	3.00%	3.25%	3.5%	3.5%	3.4%

Benefit obligations:
Discount rate	4.75%	4.00%	4.75%	5.2%	4.1%	4.2%
Rate of compensation increase	3.00%	3.25%	3.25%	3.5%	3.4%	3.2%

The discount rate for the U.S. retirement plans was 4.75 percent as of September 30, 2013. An actuarially determined, company-specific yield curve is used to determine the discount rate. The expected return on plan assets assumption is determined by reviewing the investment returns of the plans for the past 10 years plus longer-term historical returns of an asset mix approximating the Company's asset allocation targets, and periodically comparing these returns to expectations of investment advisors and actuaries to determine whether long-term future returns are expected to differ significantly from the past. Defined benefit pension plan expense for 2014 is expected to be approximately $155, versus $228 in 2013.

The Company's asset allocations at September 30, 2013 and 2012, and weighted-average target allocations are as follows:

	U.S. Plans			Non-U.S. Plans
	2012	2013	Target	2012	2013	Target
Equity securities	64%	66%	60-70%	55%	56%	50-60%
Debt securities	27	26	25-35	30	30	25-35
Other	9	8	3-10	15	14	10-20
Total	100%	100%	100%	100%	100%	100%

The primary objective for the investment of plan assets is to secure participant retirement benefits while earning a reasonable rate of return. Plan assets are invested consistent with the provisions of the prudence and diversification rules of ERISA and with a long-term investment horizon. The Company continuously monitors the value of assets by class and routinely rebalances to remain within target allocations. The strategy for equity assets is to minimize concentrations of risk by investing primarily in companies in a diversified mix of industries worldwide, while targeting neutrality in exposure to market capitalization levels, growth versus value profile, global versus regional markets, fund types and fund managers. The approach for bonds emphasizes investment-grade corporate and government debt with maturities matching a portion of the longer duration pension liabilities. The bonds strategy also includes a high yield element which is generally shorter in duration. A small portion of U.S. plan assets is allocated to private equity partnerships and real asset fund investments for diversification, providing opportunities for above market returns. Leveraging techniques are not used and the use of derivatives in any fund is limited and inconsequential.

The fair values of defined benefit plan assets as of September 30, organized by asset class and by the fair value hierarchy of ASC 820 as outlined in Note 1, follow:

	Level 1	Level 2	Level 3	Total	%
2013
U.S. equities	$1,078	560	121	1,759	35%
International equities	563	632	—	1,195	24%
Emerging market equities	—	263	—	263	5%
Corporate bonds	—	524	—	524	10%
Government bonds	22	614	—	636	13%
High yield bonds	—	159	—	159	3%
Other	178	168	129	475	10%
Total	$1,841	2,920	250	5,011	100%

2012
U.S. equities	$926	559	129	1,614	35%
International equities	442	495	—	937	21%
Emerging market equities	68	197	—	265	6%
Corporate bonds	—	528	—	528	12%
Government bonds	—	551	—	551	12%
High yield bonds	—	148	—	148	3%
Other	183	181	121	485	11%
Total	$1,619	2,659	250	4,528	100%

Asset Classes
U.S. Equities reflects companies domiciled in the U.S., including multinational companies. International Equities is comprised of companies domiciled in developed nations outside the U.S. Emerging Market Equities is comprised of companies domiciled in portions of Asia, Eastern Europe and Latin America. Corporate Bonds represents investment-grade debt of issuers primarily from the U.S. Government Bonds includes investment-grade instruments issued by federal, state and local governments, primarily in the U.S. High Yield Bonds includes noninvestment-grade debt from a diverse group of developed market issuers. Other includes cash, interests in mixed asset funds investing in commodities, natural resources, agriculture and exchange-traded real estate funds, life insurance contracts (U.S.), and shares in certain general investment funds of financial institutions or insurance arrangements (non-U.S.) that typically ensure no market losses or provide for a small minimum return guarantee.

Fair Value Hierarchy Categories
Valuations of Level 1 assets for all classes are based on quoted closing market prices from the principal exchanges where the individual securities are traded. Cash is valued at cost, which approximates fair value. Equity securities categorized as Level 2 assets are primarily nonexchange-traded commingled or collective funds where the underlying securities have observable prices available from active markets. Valuation is based on the net asset value of fund units held as derived from the fair value of the underlying assets. Debt securities categorized as Level 2 assets are generally valued based on independent broker/dealer bids or by comparison to other debt securities having similar durations, yields and credit ratings. Other Level 2 assets are valued based on a net asset value of fund units held, which is derived from either market-observed pricing for the underlying assets or broker/dealer quotation. U.S. equity securities classified as Level 3 are fund investments in private companies. Valuation techniques and inputs for these assets include discounted cash flow analysis, earnings multiple approaches, recent transactions, transferability restrictions, prevailing discount rates, volatilities, credit ratings and other factors. In the Other class, interests in mixed assets funds are Level 2, and U.S. life insurance contracts and non-U.S. general fund investments and insurance arrangements are Level 3.
A reconciliation of the change in value for Level 3 assets follows:

	2012	2013
Beginning balance	$267	250
Gains (Losses) on assets held	9	25
Gains (Losses) on assets sold	(16)	(22)
Purchases, sales and settlements, net	(10)	(3)
Ending balance	$250	250